Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Utility plant:
Gas plant	$ 5,854,917	$ 5,556,599
Less: accumulated depreciation	(2,084,007)	(1,973,098)
Acquisition adjustments, net	370	550
Construction work in progress	119,805	74,332
Net utility plant (Note 2)	3,891,085	3,658,383
Other property and investments (Note 1)	313,531	326,743
Restricted cash		821
Current assets:
Cash and cash equivalents	35,997	39,566
Accounts receivable, net of allowances (Note 3)	314,512	281,824
Accrued utility revenue	74,700	73,900
Income taxes receivable, net	34,175	21,853
Deferred income taxes, net (Note 12)		2,109
Deferred purchased gas costs (Note 4)	3,591	87,556
Prepaids and other current assets (Notes 1, 4, and 13)	95,199	99,803
Total current assets	558,174	606,611
Noncurrent assets:
Goodwill (Note 1)	126,145	143,160
Deferred income taxes (Note 12)	428
Deferred charges and other assets (Notes 2, 4, and 13)	469,322	472,579
Total noncurrent assets	595,895	615,739
Total assets	5,358,685	5,208,297
Capitalization:
Common stock, $1 par (authorized - 60,000,000 shares; issued and outstanding - 47,377,575 and 46,523,184 shares) (Note 11)	49,007	48,153
Additional paid-in capital	896,448	851,381
Accumulated other comprehensive income (loss), net (Note 5)	(50,268)	(50,175)
Retained earnings	699,221	639,164
Total Southwest Gas Corporation equity	1,594,408	1,488,523
Noncontrolling interest	(2,083)	(2,257)
Total equity	1,592,325	1,486,266
Redeemable noncontrolling interest (Note 16)	16,108	20,042
Long-term debt, less current maturities (Note 7)	1,551,204	1,631,374
Total capitalization	$ 3,159,637	$ 3,137,682
Commitments and contingencies (Note 9)
Current liabilities:
Current maturities of long-term debt (Note 7)	$ 19,475	$ 19,192
Short-term debt (Note 8)	18,000	5,000
Accounts payable	164,857	167,988
Customer deposits	72,631	71,546
Income taxes payable, net	940
Accrued general taxes	47,337	44,339
Accrued interest	16,173	16,468
Deferred purchased gas costs (Note 4)	45,601
Other current liabilities (Notes 2, 4, and 13)	150,031	145,584
Total current liabilities	535,045	470,117
Deferred income taxes and other credits:
Deferred income taxes and investment tax credits, net (Note 12)	769,445	723,688
Accumulated removal costs (Note 4)	303,000	304,000
Other deferred credits and other long-term liabilities (Notes 2, 4, 10, and 13)	591,558	572,810
Total deferred income taxes and other credits	1,664,003	1,600,498
Total capitalization and liabilities	$ 5,358,685	$ 5,208,297